SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets and liabilities measured at fair value on recurring basis

Fair Value Measurements
as of June 30, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$—	$—
	$—	$—	$—	$—

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$12,098,475	$12,098,475
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$—	$—
Contingent consideration	—	—	12,098,475	12,098,475
Derivative liability	—	—	—	—
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$18,223	$—	$18,223
Contingent consideration	—	—	12,179,476	12,179,476
Derivative liability	—	—	2,294,720	2,294,720
	$—	$18,223	$14,474,196	$14,492,419

Summary of contingent consideration

	June 30,	December 31,
	2023	2022
Bailey	$—	$10,698,475
Harper & Jones	—	1,400,000
	$—	$12,098,475

	December 31,
	2022	2021
Bailey	$10,698,475	7,935,016
Harper & Jones	1,400,000	4,244,460
	$12,098,475	$12,179,476

Schedule of inventory

	June 30,	December 31,
	2023	2022
Raw materials	$1,508,416	$1,611,134
Work in process	653,412	888,643
Finished goods	2,609,443	2,725,505
Inventory	$4,771,271	$5,225,282

	December 31,
	2022	2021
Raw materials	$1,508,416	$292,167
Work in process	888,643	242,673
Finished goods	2,725,505	2,220,519
Inventory	$5,122,564	$2,660,203

Schedule of the computation of basic and diluted net income (loss) per share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) from continuing operations	$6,536,310	$(9,482,520)	$470,415	$(17,200,792)
Income (loss) from discontinued operations, net of tax	(1,492,050)	(51,404)	(1,562,503)	(166,074)
Net income (loss)	$5,044,260	$(9,533,924)	$(1,092,088)	$(17,366,866)

Denominator:
Weighted average common shares outstanding - basic	246,809	14,329	236,824	9,836
Weighted average common shares outstanding - diluted	834,604	14,329	824,619	9,836
Net income (loss) from continuing operations per share - basic	$26.48	$(661.78)	$1.99	$(1,748.68)
Net income (loss) from continuing operations per share - diluted	$7.83	$(661.78)	$0.57	$(1,748.68)
Net income (loss) from discontinued operations per common share – basic	$(6.05)	$(3.59)	$(6.60)	$(16.88)
Net income (loss) from discontinued operations per common share – diluted	$(6.05)	$(3.59)	$(6.60)	$(16.88)
Net income (loss) per share – basic	$20.44	$(665.36)	$(4.61)	$(1,765.57)
Net income (loss) per share – diluted	$6.04	$(665.36)	$(4.61)	$(1,765.57)

Schedule of potentially dilutive items outstanding

	June 30,
	2023	2022
	—	18,496
Convertible notes	27,097	—
Series A convertible preferred stock	321,395	—
Series C convertible preferred stock	237,746	2,533
Common stock warrants	1,558	1,558
Stock options	587,795	22,588

	December 31,
	2022	2021
Convertible notes	37,915	1,916
Series A convertible preferred stock	4,320	—
Common stock warrants	176,733	1,432
Stock options	1,558	1,558
Total potentially dilutive shares	220,526	4,907

Schedule of business acquisition pro forma information

	Year Ended
	December 31,
	2022	2021
Net revenues	$28,519,261	$34,635,426
Net loss	$(42,001,415)	$(33,171,473)
Net loss per common share	$(1,361.50)	$(10,870.25)

Schedule of estimated useful lives of amortizable intangible assets

Customer relationships	3 years

Schedule of changes in common stock warrant liability

Warrant
Liability
Outstanding as of December 31, 2020	$6,265
Change in fair value	11,958
Outstanding as of December 31, 2021	18,223
Change in fair value	(18,223)
Outstanding as of December 31, 2022	$—

Summary of goodwill and intangible impairment

	Year Ended
	December 31,
	2022	2021
Bailey brand name (intangibles)	$2,182,000	$3,400,000
Bailey goodwill	3,321,095	—
Total impairment	$5,503,095	$3,400,000